Definition of Terms in Fund Name	Jun. 16, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities included in the Nasdaq US Broad Dividend Achievers Index™ as of the Initial Date of Deposit. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the financials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which is based on the Nasdaq US Broad Dividend Achievers Index™. The index is designed to measure the performance of companies with at least ten consecutive years of increasing annual regular dividend payments.

The Trust invests in companies from the index using a selection process that seeks to identify companies with the potential to provide above-average total return by favoring dividend growth over high yields.

Identify the Universe: We begin with the companies listed in the Nasdaq US Broad Dividend Achievers Index™ as of the date the portfolio was selected. Limited partnerships and limited liability companies are excluded.

Screen the Universe: We then evaluate companies based on multiple factors. These factors are designed to identify companies with dividend growth potential.

Criteria:

•	Three month average daily trading volume greater than $2.5 million;
•	Doubled dividend in the last 10 years;
•	Dividend payout ratio less than 60%; and
•	Trailing 12 month free cash flow greater than zero.

Select the Portfolio: The final step is to select the 25 highest-yielding stocks for the portfolio. The stocks are approximately equally weighted within the portfolio, subject to a maximum of 30% from any one of the major Global Industry Classification Standard market sectors. For purposes of this restriction, financials and real estate are combined and considered one sector.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities and companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.